Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11. Commitments and Contingencies

Leases

The Company entered into a 51-month lease for office space in Boston, Massachusetts that began in December 2018 and expires in February 2023. The Company is required to maintain a cash balance of $0.1 million to secure a letter of credit associated with this lease. The amount was classified as restricted cash in the balance sheet at December 31, 2018 and September 30, 2019.

The Company recorded rent expense of $0.3 million during the nine months ended September 30, 2019.

Future minimum lease payments under non-cancelable operating lease agreements as of September 30, 2019, are as follows (in thousands):

As of September 30,	Minimum Lease Payments
Less than 1 year	$498
1 to 2 years	504
2 to 3 years	512
3 to 4 years	214
4 to 5 years	-

Total	$1,728

Intellectual Property License with Eli Lilly and Company

In May 2012, the Company entered into an exclusive license agreement, or the Lilly License Agreement, with Eli Lilly, pursuant to which Eli Lilly assigned to us all of its rights to certain patents (now expired), regulatory documentation, data records and materials related to xanomeline. The Company is also entitled to sublicense or otherwise transfer the rights granted in connection with the Lilly License Agreement.

Under the Lilly License Agreement, the Company is obligated to use commercially reasonable efforts to develop, manufacture, commercialize and seek and maintain regulatory approval for xanomeline, in any formulation, for use in humans.

The Company paid Eli Lilly an upfront payment of $0.1 million and has agreed to make milestone payments to Eli Lilly of up to an aggregate of $16 million upon the achievement of specified regulatory milestones and up to an aggregate of $54 million in commercial milestones. In addition, the Company is obligated to pay Eli Lilly tiered royalties, at rates in the low to mid single-digit percentages, on the worldwide net sales of any commercialized product on a country-by-country basis until the expiration of the applicable royalty term, which is the longer of six years from the date of first commercial sale of each licensed product within a country or data exclusivity in such country. During the royalty term, Eli Lilly is prohibited from granting any third party rights to the patents, regulatory documentation, data records and materials that have been licensed to us under the Lilly License Agreement.

The Lilly License Agreement will expire on the later of (i) the expiration of the last-to-expire royalty term on a licensed product-by-licensed product basis or (ii) the date on which the Company has made all milestone payments pursuant to the terms of the Lilly License Agreement, unless terminated earlier by the parties. In no event will the term of the Lilly License Agreement exceed 15 years past the anniversary of the first commercial sale of a xanomeline product. The Company may terminate the Lilly License Agreement for any reason with proper prior notice to Eli Lilly. Either party may terminate the Lilly License Agreement upon an uncured material breach by the other party.

The initial upfront payment of $0.1 million was expensed when incurred in May 2012. As of September 30, 2019, no milestones have been reached, and accordingly, no milestone payments have been made.

Intellectual Property License with PureTech Health

In March 2011, the Company entered into an exclusive license agreement, or the Patent License Agreement, with PureTech Health, pursuant to which PureTech Health granted us an exclusive license to patent rights relating to combinations of a muscarinic activator with a muscarinic inhibitor for the treatment of central nervous system disorders.

In connection with the Patent License Agreement, the Company has agreed to make milestone payments to PureTech Health of up to an aggregate of $10 million upon the achievement of specified development and regulatory milestones. In addition, the Company is obligated to pay PureTech Health low single-digit royalties on the worldwide net sales of any commercialized product covered by the licenses granted under the Patent License Agreement. In the event that the Company sublicenses any of the patent rights granted under the Patent License Agreement, the Company will be obligated to pay PureTech Health royalties within the range of 15% to 25% on any income we receive from the sublicensee, excluding royalties.

The Company may terminate the Patent License Agreement for any reason with proper prior notice to PureTech Health. Either party may terminate the Patent License Agreement upon an uncured material breach by the other party.

The Company incurred no expenses related to the Patent License provided by PureTech Health during the nine months ended September 30, 2019 and 2018. The Company had no outstanding liabilities to PureTech Health related to the Patent License at December 31, 2018 and September 30, 2019.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated.

Litigation

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities as of September 30, 2019.

Note 11. Commitments and Contingencies

Leases

The Company entered into a 51 month lease for office space in Boston, Massachusetts that began in December 2018 and expires in February 2023. The Company is required to maintain a cash balance of $0.1 million to secure a letter of credit associated with this lease. The amount was classified as restricted cash in the balance sheet at December 31, 2018.

The Company recorded rent expense of less than $0.1 million during the year ended December 31, 2018. Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2018, are as follows (in thousands):

Year Ending December 31,	Minimum Lease Payments
2019	$335
2020	499
2021	506
2022	514
2023	86

Total	$1,940

Intellectual Property License with PureTech Health

In March 2011, the Company entered into a royalty-bearing exclusive patent license agreement with PureTech Health, a related party, granting the Company rights to research, develop, make, use, sell, and lease technology covered by two then-pending patent applications (the “Patent License”). The two patents pending related to methods and compositions for treatment of disorders ameliorated by muscarinic receptor activation. The Company paid no initial upfront costs upon signing the agreement. Under the agreement, of products covered by the patents, the Company will owe PureTech Health a low single digit percentage running royalty of annual net sales by the Company. Additionally, upon certain clinical and regulatory approval events, the Company will owe PureTech amounts in the form of milestone payments, totaling $10.0 million.

The Company incurred no expenses related to the Patent License provided by PureTech Health during the years ended December 31, 2017 and 2018. The Company had no outstanding liabilities to PureTech Health related to the Patent License at December 31, 2017 and 2018.

Intellectual Property License with Eli Lilly and Company

In May 2012, the Company entered into an agreement with Eli Lilly and Company to obtain rights to data, regulatory filings and patents (now expired) related to xanomeline. The Company paid an initial upfront payment of $0.1 million upon signing of the agreement, which was expensed when incurred. Upon certain regulatory approval events and other sales achievements, the Company will owe Eli Lilly and Company additional amounts in the form of milestone payments of up to $70.0 million and tiered royalties ranging from the low to mid single digits on sales. As of December 31, 2018, no milestones have been reached, and accordingly, no milestone payments have been made.

Indemnification

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future but have not yet been made. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may incur charges in the future as a result of these indemnification obligations.

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated.

Litigation

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities as of December 31, 2018.